Derivative financial instruments and Short positions (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
"Swap"
Derivatives by Market Trading
Notional		R$ 202,081,214	R$ 196,887,188	R$ 315,466,085
"Swap" | Stock Exchange
Derivatives by Market Trading
Notional	[1]	67,112,505	133,759,441
"Swap" | Cetip
Derivatives by Market Trading
Notional	[2]		61,856,098
"Swap" | Over the Counter
Derivatives by Market Trading
Notional		134,968,709	1,271,649
Options
Derivatives by Market Trading
Notional		190,061,609	175,841,405	91,877,351
Options | Stock Exchange
Derivatives by Market Trading
Notional	[1]	172,144,700	166,899,868
Options | Cetip
Derivatives by Market Trading
Notional	[2]		8,234,147
Options | Over the Counter
Derivatives by Market Trading
Notional		17,916,909	707,390
Future Contracts
Derivatives by Market Trading
Notional		161,725,596	104,651,180	184,191,204
Future Contracts | Stock Exchange
Derivatives by Market Trading
Notional	[1]	161,725,596	104,651,180
Future Contracts | Cetip
Derivatives by Market Trading
Notional	[2]		0
Future Contracts | Over the Counter
Derivatives by Market Trading
Notional		0	0
Forward Contracts and Others
Derivatives by Market Trading
Notional		47,823,561	50,853,154	R$ 51,051,014
Forward Contracts and Others | Stock Exchange
Derivatives by Market Trading
Notional	[1]	395,212	0
Forward Contracts and Others | Cetip
Derivatives by Market Trading
Notional	[2]		35,427,573
Forward Contracts and Others | Over the Counter
Derivatives by Market Trading
Notional		R$ 47,428,349	R$ 15,425,581

[1]	Includes trades with B3 S.A. (Current Company Name of BM&FBovespa) and with Cetip, derived from its incorporation by B3.
[2]	Includes amounts traded on other clearing houses.